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                                  UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                   FORM N-Q

              CERTIFIED SHAREHOLDER REPORT OF REGISTERED MANAGEMENT
                              INVESTMENT COMPANIES

Investment Company Act file
number                              811-01494
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                                GENERAL ELECTRIC S&S PROGRAM MUTUAL FUND
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               (Exact name of registrant as specified in charter)


                3001, SUMMER STREET,STAMFORD, CONNECTICUT, 06905
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               (Address of principal executive offices) (Zip code)


GE ASSET MANAGEMENT,3001, SUMMER STREET,STAMFORD,CONNECTICUT, 06905
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                     (Name and address of agent for service)


Registrant's telephone number, including area code: 800-242-0134
                                        ----------------------------


Date of fiscal year end: 12/31
                        ---------------------------

Date of reporting period: :  9/30/04
                          -------------------------


ITEM 1. SCHEDULE OF INVESTMENTS

GE S&S PROGRAM MUTUAL FUND

SCHEDULE OF INVESTMENTS (DOLLARS IN THOUSANDS) -
SEPTEMBER 30, 2004 (UNAUDITED)


                                                                               NUMBER OF
                                                                                 SHARES                           VALUE
--------------------------------------------------------------------------------------------------------------------------------
COMMON STOCK - 98.4%
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
CONSUMER DISCRETIONARY - 11.8%
Carnival Corp.                                                                    759,710                       $  35,927
Comcast Corp. (Class A Special)                                                 2,063,730                          57,619   (a)
Comcast Corp. (Class A)                                                            75,045                           2,119   (a)
eBay Inc.                                                                          86,302                           7,935   (a)
Harley-Davidson Inc.                                                              237,655                          14,126
Home Depot Inc.                                                                 1,006,849                          39,468
IAC/InterActiveCorp                                                                65,664                           1,446 (a,c)
Liberty Media Corp. (Series A)                                                  7,120,200                          62,088   (a)
Liberty Media International Inc. (Series A)                                       359,124                          11,981   (a)
Lowe's Cos. Inc.                                                                  607,005                          32,991
News Corp. Ltd. ADR                                                               218,881                           6,858   (c)
Omnicom Group                                                                     215,754                          15,763   (c)
Target Corp.                                                                    1,583,829                          71,668
Time Warner Inc.                                                                1,516,095                          24,470   (a)
Tribune Co.                                                                       514,369                          21,166
Viacom Inc. (Class B)                                                           1,525,910                          51,210
                                                                                                                  456,835

CONSUMER STAPLES - 8.8%
Altria Group Inc.                                                                  56,284                           2,648
Anheuser-Busch Cos. Inc.                                                          484,664                          24,209
Avon Products Inc.                                                                 72,543                           3,169
Clorox Co.                                                                        901,308                          48,040
Colgate-Palmolive Co.                                                             808,049                          36,508
Kellogg Co.                                                                       486,054                          20,735
Kimberly-Clark Corp.                                                              599,023                          38,691
PepsiCo Inc.                                                                    1,670,716                          81,280
Procter & Gamble Co.                                                              569,089                          30,799
Sara Lee Corp.                                                                    213,821                           4,885
Wal-Mart Stores Inc.                                                              897,247                          47,733
                                                                                                                  338,697

ENERGY - 8.8%
Baker Hughes Inc.                                                                 132,415                           5,789
Burlington Resources Inc.                                                       1,215,725                          49,602
ConocoPhillips Co.                                                                487,910                          40,423
Devon Energy Corp.                                                                 62,680                           4,451
EnCana Corp.                                                                      456,555                          21,139
Exxon Mobil Corp.                                                               3,117,483                         150,668
Nabors Industries Ltd.                                                            315,813                          14,954   (a)
Schlumberger Ltd.                                                                 767,803                          51,681
                                                                                                                  338,707

FINANCIALS - 22.4%
AFLAC Inc.                                                                        259,530                          10,176
Allstate Corp.                                                                    756,702                          36,314
American Express Co.                                                              411,035                          21,152
American International Group Inc.                                               1,983,346                         134,848
Bank of America Corp.                                                           2,333,340                         101,104
Berkshire Hathaway Inc. (Class B)                                                   6,066                          17,415   (a)
Chubb Corp.                                                                       106,313                           7,472
Citigroup Inc.                                                                  3,146,961                         138,844
Federal Home Loan Mortgage Corp.                                                  209,090                          13,641
Federal National Mortgage Assoc.                                                1,258,579                          79,794
Hartford Financial Services Group Inc.                                            268,911                          16,654
HCC Insurance Holdings Inc.                                                        66,206                           1,996   (c)
JP Morgan Chase & Co.                                                             509,681                          20,250
Lincoln National Corp.                                                             56,284                           2,645
Marsh & McLennan Cos. Inc.                                                        666,022                          30,477
MBNA Corp.                                                                        268,910                           6,777
Mellon Financial Corp.                                                            908,311                          25,151
Merrill Lynch & Co. Inc.                                                          104,503                           5,196
Morgan Stanley                                                                    648,216                          31,957
North Fork Bancorporation Inc.                                                    105,062                           4,670   (c)
Principal Financial Group                                                         265,783                           9,560
Prudential Financial Inc.                                                         272,037                          12,797
SLM Corp.                                                                         198,632                           8,859
State Street Corp.                                                              1,580,320                          67,495   (b)
US Bancorp                                                                        494,600                          14,294
Wachovia Corp.                                                                     96,933                           4,551
Wells Fargo & Co.                                                                 706,358                          42,120
                                                                                                                  866,209

HEALTHCARE - 12.1%
Abbott Laboratories                                                             1,890,493                          80,081
Amgen Inc.                                                                        120,697                           6,841   (a)
Cardinal Health Inc.                                                              312,685                          13,686
DENTSPLY International Inc.                                                       125,075                           6,496
HCA Inc.                                                                          218,880                           8,350
Johnson & Johnson                                                               1,717,274                          96,734
Lincare Holdings Inc.                                                             750,447                          22,296 (a,c)
Medtronic Inc.                                                                    125,415                           6,509
Pfizer Inc.                                                                     4,856,290                         148,602
Smith & Nephew PLC. ADR                                                            62,537                           2,899
UnitedHealth Group Inc.                                                           345,831                          25,502
Wyeth                                                                           1,353,933                          50,637
                                                                                                                  468,633

INDUSTRIALS - 9.4%
Burlington Northern Santa Fe Corp.                                                656,483                          25,150
CheckFree Corp.                                                                   128,808                           3,564 (a,c)
Corinthian Colleges Inc.                                                          171,977                           2,318 (a,c)
Danaher Corp.                                                                     493,544                          25,309   (c)
Deere & Co.                                                                       509,636                          32,897
Dover Corp.                                                                       750,447                          29,170
Eaton Corp.                                                                       317,377                          20,125
Emerson Electric Co.                                                              125,075                           7,741
General Dynamics Corp.                                                            225,136                          22,986
Lockheed Martin Corp.                                                             174,244                           9,719
Northrop Grumman Corp.                                                            508,808                          27,135
Paccar Inc.                                                                       140,708                           9,726
Pitney Bowes Inc.                                                                  67,228                           2,965   (c)
Southwest Airlines Co.                                                            801,208                          10,912   (c)
3M Co.                                                                            283,919                          22,705
Tyco International Ltd.                                                           993,229                          30,452
Union Pacific Corp.                                                               181,358                          10,627
United Technologies Corp.                                                         527,315                          49,241
Waste Management Inc.                                                             721,384                          19,723
                                                                                                                  362,465

INFORMATION TECHNOLOGY - 16.2%
Analog Devices Inc.                                                               788,550                          30,580
Applied Materials Inc.                                                          1,101,607                          18,166   (a)
Automatic Data Processing Inc.                                                    550,328                          22,740
BMC Software Inc.                                                                 406,492                           6,427 (a,c)
Certegy Inc.                                                                      404,239                          15,042   (c)
Cisco Systems Inc.                                                              2,576,537                          46,635   (a)
Dell Inc.                                                                       1,116,293                          39,740   (a)
EMC Corp.                                                                         655,987                           7,570   (a)
First Data Corp.                                                                2,137,774                          92,993
Intel Corp.                                                                     2,227,274                          44,679
International Business Machines Corp.                                             619,119                          53,083
Intuit Inc.                                                                       527,687                          23,957 (a,c)
Microsoft Corp.                                                                 4,615,251                         127,611
Molex Inc. (Class A)                                                            1,113,163                          29,287
Oracle Corp.                                                                    3,566,485                          40,230   (a)
Paychex Inc.                                                                      109,440                           3,300
Siebel Systems Inc.                                                               312,685                           2,358   (a)
Unisys Corp.                                                                    1,063,134                          10,972   (a)
Yahoo! Inc.                                                                       237,642                           8,058   (a)
                                                                                                                  623,428

MATERIALS - 3.4%
Alcoa Inc.                                                                        475,285                          15,965
Barrick Gold Corp.                                                                522,186                          10,987
Freeport-McMoRan Copper & Gold Inc. (Class B)                                     281,418                          11,397   (c)
Newmont Mining Corp.                                                              500,298                          22,778
Praxair Inc.                                                                      698,542                          29,856
Rohm & Haas Co.                                                                   322,067                          13,839
Weyerhaeuser Co.                                                                  393,986                          26,192
                                                                                                                  131,014

TELECOMMUNICATION SERVICES - 3.1%
SBC Communications Inc.                                                           374,899                           9,729
Sprint Corp.                                                                      312,685                           6,294
Verizon Communications Inc.                                                       815,997                          32,134
Vodafone Group PLC. ADR                                                         3,034,987                          73,173
                                                                                                                  121,330

UTILITIES - 2.4%
Dominion Resources Inc.                                                           597,201                          38,967
Entergy Corp.                                                                     347,583                          21,067
Exelon Corp.                                                                      490,918                          18,012
PG&E Corp.                                                                        525,311                          15,969   (a)
                                                                                                                   94,015

TOTAL COMMON STOCK
(COST $3,506,744)                                                                                               3,801,333

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SHORT-TERM INVESTMENTS - 1.7%
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State Street Navigator Security Lending Prime Portfolio                        40,555,924                          40,556 (b,d)



                                                                              PRINCIPAL
                                                                                AMOUNT                            VALUE
--------------------------------------------------------------------------------------------------------------------------------

REPURCHASE AGREEMENT - 0.6%
State Street Bank and Trust Co.
1.57% dated 09/30/04,
to be repurchased at
$24,982 on 10/01/04
collateralized by $25,482
US Treasury Bond
5.25%, maturing 02/15/29                                                          $24,981                      $   24,981   (b)

TOTAL SHORT-TERM INVESTMENTS
(COST $65,537)                                                                                                     65,537

LIABILITIES IN EXCESS OF OTHER ASSETS, NET (0.1)%                                                                  (4,709)
                                                                                                               ----------
NET ASSETS - 100%                                                                                              $3,862,161
                                                                                                               ==========

NOTES TO SCHEDULES OF INVESTMENTS (DOLLARS IN THOUSANDS) - September 30, 2004
--------------------------------------------------------------------------------


(a)      Non-income producing security.

(b) State Street Corp. is the parent company of State Street Bank & Trust Co., the Fund's custodian.

(c)      All or a portion of the security is out on loan.

(d) All or a portion of the security purchased with collateral from securities lending.


Abbreviations:

ADR      American Depository Receipt


ITEM 2. CONTROLS AND PROCEDURES.

     (a) The officers providing the certifications in this report in accordance with Rule 30a-3 under the Investment Company Act of 1940 have concluded, based on their evaluation of the registrant's disclosure controls and procedures (as such term is defined in such rule), that such controls and procedures are adequate and reasonably designed to achieve the purpose described in paragraph (c) of such rule.


     (b) There were no significant changes in the registrant's internal controls or in other factors that could significantly affect these controls subsequent to the date of their last evaluation, including any corrective actions with regard to significant deficiencies and material weaknesses.


ITEM 3. EXHIBITS.

     Separate certifications by the registrant's principal executive officer and principal financial officer as required by Rule 30a-2(a) under the Investment Company Act of 1940, are attached: EX-99 CERT



                                   SIGNATURES



Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

General Electric S&S Program Mutual Fund

By:   /S/JOHN H. MYERS
      John H. Myers
      Chairman, S&S Funds

Date:  November 29, 2004



Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.


By:   /S/JOHN H. MYERS
      John H. Myers
      Chairman, S&S Funds

Date:  November 29, 2004


By:   /S/ROBERT HERLIHY
      Robert Herlihy
      Treasurer, S&S Funds

Date:  November 29, 2004